Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Initial Public Offering	Common Stock	Common Stock Initial Public Offering	Additional Paid-in Capital	Additional Paid-in Capital Initial Public Offering	Treasury Stock	Stock Subscription Notes Receivable	Accumulated Deficit
Beginning balance at Dec. 31, 2018	$ (9,854)						$ (3,575)		$ (6,279)
Beginning balance, shares at Dec. 31, 2018			5,982,040
Issuance of new common shares, shares			117,056
Purchase of treasury stock	(2,350)						(2,350)
Purchase of treasury stock, shares			(342,525)
Issuance of common stock under stock bonus plan , shares			47,141
Common shares subject to repurchase liability	258								258
Fair value adjustment to redeemable common stock	(12,863)								(12,863)
Collections on stock subscription notes receivable	0
Net Income	1,526								1,526
Ending balance at Dec. 31, 2019	(23,283)						$ (5,925)		(17,358)
Ending balance, shares at Dec. 31, 2019			7,052,064				(1,248,352)
Ending balance, shares at Dec. 31, 2019			5,803,712
Issuance of new common shares, shares			69,827
Purchase of treasury stock	(9,587)						$ (9,587)
Purchase of treasury stock, shares			(2,950)				(807,297)
Issuance of common shares under stock compensation plan, shares			217,946
Common shares subject to repurchase liability	656								656
Fair value adjustment to redeemable common stock	(6,795)								(6,795)
Net Income	794								794
Ending balance at Sep. 30, 2020	(38,215)						$ (15,512)		(22,703)
Ending balance, shares at Sep. 30, 2020			7,336,887				(2,055,649)
Beginning balance at Dec. 31, 2019	(23,283)						$ (5,925)		(17,358)
Beginning balance, shares at Dec. 31, 2019			7,052,064				(1,248,352)
Issuance of new common shares	(533)							(533)
Issuance of new common shares, shares			133,458
Purchase of treasury stock	(10,097)						$ (10,097)
Purchase of treasury stock, shares			(850,249)
Issuance of common shares under stock compensation plan, shares			657,673
Collections on stock subscription notes receivable	234							234
Reclassification of common shares previously subject to repurchase liability	12,622				11,808				814
Conversion of redeemable common stock to permanent equity	37,204		$ 2		47,058			(310)	(9,546)
Net Income	990								990
Ending balance at Dec. 31, 2020	17,137		$ 2		58,866		$ (16,022)	(609)	(25,100)
Ending balance, shares at Dec. 31, 2020			7,840,244				(2,095,650)
Ending balance, shares at Dec. 31, 2020			5,744,594
Beginning balance at Jun. 30, 2020	(17,918)						$ (6,699)		(11,219)
Beginning balance, shares at Jun. 30, 2020			7,274,701				(1,361,160)
Issuance of new common shares, shares			49,560
Purchase of treasury stock	(8,813)						$ (8,813)
Purchase of treasury stock, shares							(694,489)
Issuance of common shares under stock compensation plan, shares			12,626
Common shares subject to repurchase liability	(1)								(1)
Fair value adjustment to redeemable common stock	(10,235)								(10,235)
Net Income	(1,248)								(1,248)
Ending balance at Sep. 30, 2020	(38,215)						$ (15,512)		(22,703)
Ending balance, shares at Sep. 30, 2020			7,336,887				(2,055,649)
Beginning balance at Dec. 31, 2020	17,137		$ 2		58,866		$ (16,022)	(609)	(25,100)
Beginning balance, shares at Dec. 31, 2020			7,840,244				(2,095,650)
Issuance of new common shares	1,275	$ 47,104	$ 1	$ 38	1,274	$ 47,066
Issuance of new common shares, shares			96,136	3,805,925
Purchase of treasury stock	(1,193)		$ 21		(21)		$ (1,193)
Purchase of treasury stock, shares							(92,765)
Issuance of common shares under stock compensation plan			$ 21		(21)
Issuance of common shares under stock compensation plan, shares			1,603,315
Issuance of new common shares under employee stock purchase plan	255		$ 0		255
Issuance of new common shares under employee stock purchase plan, shares			21,915
Stock based compensation	5,361				5,361
Collections on stock subscription notes receivable	170							170
Conversion of common shares subject to repurchase liability to permanent equity	878		$ 51		827
Capital reduction related to acquisition	(76)				(76)
Net Income	899								899
Ending balance at Sep. 30, 2021	71,810		$ 134		113,531		$ (17,215)	(439)	(24,201)
Ending balance, shares at Sep. 30, 2021			13,367,535				(2,188,415)
Beginning balance at Jun. 30, 2021	68,134		$ 133		110,218		$ (17,117)	(542)	(24,558)
Beginning balance, shares at Jun. 30, 2021			13,273,673				(2,181,428)
Issuance of new common shares	428				428
Issuance of new common shares, shares			32,143
Purchase of treasury stock	(98)						$ (98)
Purchase of treasury stock, shares							(6,987)
Issuance of common shares under stock compensation plan, shares			39,804
Issuance of new common shares under employee stock purchase plan	255		$ 1		254
Issuance of new common shares under employee stock purchase plan, shares			21,915
Stock based compensation	2,634				2,634
Collections on stock subscription notes receivable	103							103
Capital reduction related to acquisition	(3)				(3)
Net Income	357								357
Ending balance at Sep. 30, 2021	$ 71,810		$ 134		$ 113,531		$ (17,215)	$ (439)	$ (24,201)
Ending balance, shares at Sep. 30, 2021			13,367,535				(2,188,415)